Income tax and social contribution (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Amount recorded
Deferred income tax and social contribution
Provisions of impairment of loans and advances		R$ 12,264,028		R$ 12,948,736
Provision for contingencies		1,782,500		2,498,218
Adjustment to market value of securities		1,724,016		282,741
Other		4,773,082		3,135,635
Total tax assets on temporary differences	[1]	20,543,626		18,865,330
Income tax and social contribution losses in Brazil and abroad	[1]	170,239		572,783
Adjustment to market value of available for sale	[1]	576,732		393,369
Total deferred tax assets	[2]	21,290,597		19,831,482
Deferred tax liabilities	[2]	3,557,618		1,920,479
Net deferred taxes	[2]	17,732,979		17,911,003
Realized / Decrease
Deferred income tax and social contribution
Provisions of impairment of loans and advances		8,771,818	[3]	16,493,156
Provision for contingencies		1,907,251	[3]	2,077,267
Adjustment to market value of securities		3,268,623	[3]	1,994,699
Other		3,644,973	[3]	2,406,216
Total tax assets on temporary differences	[1]	17,592,665	[3]	22,971,338
Income tax and social contribution losses in Brazil and abroad	[1]	762,096	[3]	1,526,558
Adjustment to market value of available for sale	[1]	1,069,900	[3]	2,636,805
Social contribution - MP 2,158-35 (change in tax law)				113,783
Total deferred tax assets	[2]	19,424,661	[3]	27,248,484
Deferred tax liabilities	[2]	817,831	[3]	1,550,630
Net deferred taxes	[2]	18,606,830	[3]	25,697,854
Balance on
Deferred income tax and social contribution
Provisions of impairment of loans and advances		26,503,863		23,011,653	R$ 22,617,097
Provision for contingencies		7,226,483		7,351,234	5,720,598
Adjustment to market value of securities		3,943,875		5,488,482	7,090,939
Other		5,809,566		4,681,457	3,511,581
Total tax assets on temporary differences	[1]	43,483,787		40,532,826	38,940,215
Income tax and social contribution losses in Brazil and abroad	[1]	5,003,872		5,595,729	5,761,626
Adjustment to market value of available for sale	[1]			493,168	2,704,484
Social contribution - MP 2,158-35 (change in tax law)					113,783
Total deferred tax assets	[2]	48,487,659		46,621,723	47,520,108
Deferred tax liabilities	[2]	6,007,595		3,267,808	2,894,367
Net deferred taxes	[2]	R$ 42,480,064		43,353,915	R$ 44,625,741
Balance originating from an acquired institution
Deferred income tax and social contribution
Provisions of impairment of loans and advances	[4]			3,938,976
Provision for contingencies	[4]			1,209,685
Adjustment to market value of securities	[4]			109,501
Other	[4]			440,457
Total tax assets on temporary differences	[1],[4]			5,698,619
Income tax and social contribution losses in Brazil and abroad	[1],[4]			787,878
Adjustment to market value of available for sale	[1],[4]			32,120
Total deferred tax assets	[2],[4]			6,518,617
Deferred tax liabilities	[2],[4]			3,592
Net deferred taxes	[2],[4]			R$ 6,515,025

[1]	Deferred tax assets of financial and similar companies and insurance industry were established considering the increase of the social contribution rate, determined by Law 11.727/08 and Law 13.169/15 (Note 2 x); and
[2]	Deferred income and social contribution tax assets and liabilities are offset in the balance sheet by taxable entity, and were R$ 4,755,748 thousand in 2017 and R$ 1,504,860 thousand in 2016;
[3]	Includes a write-off of tax credits, in the amount of R$ 150,040 thousand.
[4]	HSBC Brasil (Note 2a);